Offsetting financial assets and financial liabilities	12 Months Ended
Sep. 30, 2021
Offsetting financial assets and financial liabilities
Offsetting financial assets and financial liabilities

Note 23. Offsetting financial assets and financial liabilities

Accounting policy

Financial assets and liabilities are presented net in the balance sheet when the Group has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the following tables.

Some of the Group’s offsetting arrangements are not enforceable in all circumstances. The amounts in the tables below may not tie back to the balance sheet if there are balances which are not subject to offsetting or enforceable netting arrangements. The amounts presented in this note do not represent the credit risk exposure of the Group or Parent Entity. Refer to Note 21.2 for information on credit risk management. The offsetting and collateral arrangements and other credit risk mitigation strategies used by the Group are further explained in the ‘Management of risk mitigation’ section of Note 21.2.2.

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported in	recognised		Financial
Consolidated	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[1,2]	collateral	amount
2021
Assets
Collateral paid[3]	4,806	(4,787)	19	-	-	(3)	16
Derivative financial instruments[4]	45,409	(28,340)	17,069	(11,326)	(2,357)	(6)	3,380
Reverse repurchase agreements[5]	2,937	-	2,937	-	(13)	(2,916)	8
Loans[6]	29,827	(29,772)	55	-	-	-	55
Total assets	82,979	(62,899)	20,080	(11,326)	(2,370)	(2,925)	3,459
Liabilities
Collateral received	2,763	(2,757)	6	-	-	-	6
Derivative financial instruments[4]	46,742	(30,370)	16,372	(11,328)	(3,895)	(1,149)	-
Repurchase agreements[7]	35,899	-	35,899	-	(15)	(35,884)	-
Deposits and other borrowings[6]	51,236	(29,772)	21,464	-	-	-	21,464
Total liabilities	136,640	(62,899)	73,741	(11,328)	(3,910)	(37,033)	21,470
2020
Assets
Collateral paid[3]	10,068	(10,032)	36	-	-	(16)	20
Derivative financial instruments[4]	61,171	(39,968)	21,203	(14,719)	(2,247)	(16)	4,221
Reverse repurchase agreements[5]	20,401	-	20,401	-	(5)	(20,396)	-
Loans[6]	23,301	(23,266)	35	-	-	-	35
Total assets	114,941	(73,266)	41,675	(14,719)	(2,252)	(20,428)	4,276
Liabilities
Collateral received	5,516	(5,501)	15	-	-	-	15
Derivative financial instruments[4]	66,144	(44,499)	21,645	(14,719)	(4,426)	(1,693)	807
Repurchase agreements[7]	27,763	-	27,763	-	(98)	(27,665)	-
Deposits and other borrowings[6]	43,999	(23,266)	20,733	-	-	-	20,733
Total liabilities	143,422	(73,266)	70,156	(14,719)	(4,524)	(29,358)	21,555

1.

$2,368 million (2020: $2,250 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 16.

2.

$3,910 million (2020: $4,524 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $3 million (2020: $16 million) in stock borrowing arrangements and $319 million (2020: $238 million) in futures margin that does not form part of this column.

3.

Gross amounts consist of variation margin held directly with central clearing counterparties and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

4.	$2,284 million (2020: $2,164 million) of derivative financial assets and $1,687 million (2020: $1,409 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 10.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 12 and part of deposits and other borrowings at amortised cost in Note 16.

7.	Repurchase agreements form part of other financial liabilities in Note 17.

Note 23. Offsetting financial assets and financial liabilities (continued)

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported in	recognised		Financial
Parent Entity	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[1,2]	collateral	amount
2021
Assets
Collateral paid[3]	4,806	(4,787)	19	-	-	(3)	16
Derivative financial instruments[4]	45,198	(28,340)	16,858	(11,294)	(2,178)	(6)	3,380
Reverse repurchase agreements[5]	2,763	-	2,763	-	(13)	(2,744)	6
Loans[6]	29,827	(29,772)	55	-	-	-	55
Total assets	82,594	(62,899)	19,695	(11,294)	(2,191)	(2,753)	3,457
Liabilities
Collateral received	2,763	(2,757)	6	-	-	-	6
Derivative financial instruments[4]	46,572	(30,370)	16,202	(11,294)	(3,718)	(1,190)	-
Repurchase agreements[7]	33,346	-	33,346	-	(15)	(33,331)	-
Deposits and other borrowings[6]	51,236	(29,772)	21,464	-	-	-	21,464
Total liabilities	133,917	(62,899)	71,018	(11,294)	(3,733)	(34,521)	21,470
2020
Assets
Collateral paid[3]	10,068	(10,032)	36	-	-	(16)	20
Derivative financial instruments[4]	60,616	(39,968)	20,648	(14,586)	(1,859)	(16)	4,187
Reverse repurchase agreements[5]	20,401	-	20,401	-	(5)	(20,396)	-
Loans[6]	23,301	(23,266)	35	-	-	-	35
Total assets	114,386	(73,266)	41,120	(14,586)	(1,864)	(20,428)	4,242
Liabilities
Collateral received	5,516	(5,501)	15	-	-	-	15
Derivative financial instruments[4]	65,874	(44,499)	21,375	(14,586)	(4,289)	(1,693)	807
Repurchase agreements[7]	27,763	-	27,763	-	(98)	(27,665)	-
Deposits and other borrowings[6]	43,999	(23,266)	20,733	-	-	-	20,733
Total liabilities	143,152	(73,266)	69,886	(14,586)	(4,387)	(29,358)	21,555

1.

$2,189 million (2020: $1,862 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 16.

2.

$3,733 million (2020: $4,387 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $3 million (2020: $16 million) in stock borrowing arrangements and $319 million (2020: $238 million) on futures margin that does not form part of this column.

3.

Gross amounts consist of variation margin held directly with central clearing counterparties and stock borrowing arrangements. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

4.	$2,269 million (2020: $2,146 million) of derivative financial assets and $1,687 million (2020: $1,404 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 10.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 12 and part of deposits and other borrowings at amortised cost in Note 16.

7.	Repurchase agreements form part of other financial liabilities in Note 17.

Note 23. Offsetting financial assets and financial liabilities (continued)

Other recognised financial instruments

These financial assets and liabilities are subject to master netting agreements which are not enforceable in all circumstances, so they are recognised gross in the balance sheet. The offsetting rights of the master netting arrangements can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.

Cash collateral and financial instrument collateral

These amounts are received or pledged under master netting arrangements against the gross amounts of assets and liabilities. Financial instrument collateral typically comprises securities which can be readily liquidated in the event of counterparty default. The offsetting rights of the master netting arrangement can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.